Marketable Securities (Held-To-Maturity Securities) (Details) - USD ($) $ in Thousands		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Schedule of Held-to-maturity Securities [Line Items]
Gross unrealized holding gains		$ 0		$ 53
Gross unrealized holding (losses)		(1,325)		(531)
Aggregate fair value	[1]	17,996		31,788
Amortized cost basis		19,321	[2]	32,266	[2]	$ 50,810
Accrued interest on securities		138		227
Current [Member]
Schedule of Held-to-maturity Securities [Line Items]
Gross unrealized holding gains		0		43
Gross unrealized holding (losses)		(111)		(19)
Aggregate fair value	[1]	3,927		8,324
Amortized cost basis	[2]	4,038		8,300
Non Current [Member]
Schedule of Held-to-maturity Securities [Line Items]
Gross unrealized holding gains		0		10
Gross unrealized holding (losses)		(1,214)		(512)
Aggregate fair value	[1]	14,069		23,464
Amortized cost basis	[2]	$ 15,283		$ 23,966

[1]	Fair value is being determined using Level 2 inputs.
[2]	Including accrued interest in the amount of US$ 227 thousand and US$ 138 thousand as of December 31, 2021 and 2022, respectively.